Provisions - Summary of Changes to Office Lease Provision (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Provisions [Line Items]
Balance, beginning of year	CAD 117
Net additions	(7)	CAD 107
Increase due to changes in estimates	(1)	12
Cash settlements	(16)	(4)
Accretion charges	8	2
Balance, end of year	101	117
Current portion	17	15
Long-term portion	CAD 84	CAD 102